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April 2, 2002


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


     Re: RREEF Securities Trust - File Nos. 333-87521; 811-09589
         Certification Pursuant to Rule 497(j)


Pursuant to Rule 497(j), the undersigned, on behalf of RREEF Securities Trust (the "Registrant"), hereby certifies that the form of Prospectus and Statement of Additional Information, each dated March 28, 2002, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant's most recent post-effective amendment to its registration statement on Form N-1A. The text of such amendment to the registration statement was filed electronically.

                                       D'ANCONA & PFLAUM LLC


                                       By: /s/ Arthur Don
                                           -------------------------------------
                                           Arthur Don, Member